Note 19 - Fair Value Measurements and Fair Values of Financial Instruments - Additional Quantitative Information About Assets Measured at Fair Value on a Nonrecurring Basis (Details) - Appraisal of Collateral [Member] - Fair Value, Inputs, Level 3 [Member] - Meaurement Input, Appraisal Adjustments Rate [Member]
$ in Thousands
		Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Impaired loans, fair value		$ 140	$ 321
Other real estate owned, fair value			$ 286
Impaired Loans [Member]
Unobservable input, range	[1],[2]	(0.08)	0.08
Minimum [Member] | Impaired Loans [Member]
Unobservable input, range	[1],[2]	0.08
Minimum [Member] | Other Real Estate Owned [Member]
Unobservable input, range	[1],[2]		0
Weighted Average [Member] | Impaired Loans [Member]
Unobservable input, range	[1],[2]		0.08
Weighted Average [Member] | Other Real Estate Owned [Member]
Unobservable input, range	[1],[2]		0.12
Maximum [Member] | Other Real Estate Owned [Member]
Unobservable input, range	[1],[2]		0.12

[1]	Appraisals may be adjusted by management for qualitative factors such as economic conditions and estimated liquidation expenses. The range and weighted average of liquidation expenses and other appraisal adjustments are presented as a percentage of the appraisal.
[2]	Fair value is generally determined through independent appraisals of the underlying collateral, which generally include various Level 3 inputs which are identifiable.